                           JACOB INTERNET FUND, INC.

                                 ANNUAL REPORT
                                AUGUST 31, 2000

       The Jacob Internet Fund is a mutual fund whose primary investment objective is long-term growth of capital with current income as a secondary objective.


                               Investment Adviser
                             JACOB ASSET MANAGEMENT

                                       [LOGO]

                               TABLE OF CONTENTS

Letter from the Manager..............    1
Schedule of Investments..............    3
Statement of Assets and
Liabilities..........................    5
Statement of Operations..............    6
Statement of Changes in Net Assets...    7

Financial Highlights.................    8
Notes to Financial Statements........    9
Report of Independent Certified
Public Accountants...................   12

                              JACOB INTERNET FUND

Dear Shareholders,

    We are pleased to present our first annual report since the Fund's inception on December 14, 1999. Much has transpired in the Fund's first fiscal year, with a severe decline in Internet stock valuations occurring within the first several months of our launch. While market conditions have been especially difficult, we continue to expect to see significant opportunities for investment in those companies that are tied closely to the development and growth of the Internet worldwide. As many of these industries are still in their infancy, we are experiencing the formation of those companies that we believe will be the next millennium's leaders. At the Jacob Internet Fund, it is our mission to identify and invest in these early stage companies and therefore realize the appreciation that should result as they emerge as very substantial businesses.

    In closing, we would like to thank you for your support during a difficult year for investing in the Internet sector. We know that you have many choices in how to invest your money and appreciate the trust you have placed in us.

    If you have any questions, please call the Fund at 1-888-522-6239 or contact the Fund at our web address at info@jacobam.com.

Very truly yours,
Ryan Jacob
President and Chief Executive Officer

                           [PERFORMANCE GRAPH]

 Date        Jacob Internet Fund    S&P 500 Index   NASDAQ Composite
---------------------------------------------------------------------
12/14/99          10,000               10,000            10,000
---------------------------------------------------------------------
2/29/00           10,240                9,678            12,844
---------------------------------------------------------------------
5/31/00            5,000               10,093             9,304
---------------------------------------------------------------------
8/31/00            5,540               10,813            11,512
---------------------------------------------------------------------



FOR PERIOD ENDED AUGUST 31, 2000
--------------------------------------------------------------------------------

                                                                   CUMULATIVE SINCE
                                                              COMMENCEMENT OF OPERATIONS
                                                              --------------------------
Jacob Internet Fund.........................................            (44.60)%
S&P 500.....................................................               8.13%
NASDAQ Composite............................................              15.12%

The Standard & Poor's 500 Index (S&P 500) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks.

This chart assumes an initial gross investment of $10,000 made on December 14, 1999 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2000
--------------------------------------------------------------------------------

 SHARES                                                                                VALUE
 ------                                                                                -----
           COMMON STOCKS                                                94.6%
           INTERNET -- CONTENT                            52.6%
 170,000   About.com, Inc.*                                                         $  7,416,250
 250,000   Ask Jeeves, Inc.*                                                           7,625,000
 100,000   CMGI Inc.*                                                                  4,475,000
  75,000   Critical Path, Inc.*                                                        5,793,750
 140,000   Digital Insight Corporation*                                                3,710,000
 170,000   DoubleClick Inc.*                                                           6,916,875
 280,000   EarthWeb Inc.*                                                              3,815,000
 930,000   iVillage Inc.*                                                              6,219,375
 270,000   Lifeminders.com, Inc.*                                                      8,100,000
 200,000   MarketWatch.com, Inc.*                                                      2,350,000
 476,500   MyPoints.com, Inc.*                                                         6,492,312
 500,000   StarMedia Network, Inc.*                                                    4,250,000
                                                                                    ------------
                                                                                      67,163,562
           INTERNET -- SOFTWARE                            28.8%
  35,000   Aether Systems, Inc.*                                                       4,847,500
  80,000   Akamai Technologies, Inc.*                                                  6,045,000
 196,000   Be Free, Inc.*                                                              1,188,250
 100,000   Commerce One, Inc.*                                                         6,253,125
 150,000   Keynote Systems, Inc.*                                                      4,537,500
 118,800   Netcentives Inc.*                                                           1,143,450
  50,000   Phone.com, Inc.*                                                            4,621,875
  75,000   724 Solutions Inc.*                                                         3,492,188
  75,000   Tumbleweed Communications Corporation*                                      4,696,875
                                                                                    ------------
                                                                                      36,825,763
           RETAIL -- CATALOG                               0.4%
 200,000   dELiA*s Inc.*                                                                 500,000
           RETAIL -- INTERNET                              12.8%
 100,000   eBay Inc.*                                                                  6,200,000
 240,000   GoTo.com, Inc.*                                                             4,470,000
 210,000   Priceline.com Incorporated*                                                 5,709,375
                                                                                    ------------
                                                                                      16,379,375
                                                                                    ------------
           TOTAL COMMON STOCKS (COST $148,344,776)                                   120,868,700
                                                                                    ------------

                     See notes to the financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2000
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                VALUE
  ------                                                                                -----
             SHORT-TERM INVESTMENTS                                       1.9%
             VARIABLE RATE DEMAND NOTES #               1.9%
$1,539,388   Firstar Bank, N.A., 6.37%                                               $  1,539,388
   898,801   Sara Lee Corporation, 6.22%                                                  898,801
    33,000   Wisconsin Corporate Central Credit Union, 6.29%                               33,000
                                                                                     ------------

             TOTAL SHORT-TERM INVESTMENTS
               (COST $2,471,189)                                                        2,471,189
                                                                                     ------------

             TOTAL INVESTMENTS (COST $150,815,965)                       96.5%        123,339,889
                                                                                     ------------

             OTHER ASSETS, LESS LIABILITIES                               3.5%          4,439,668
                                                                                     ------------

             TOTAL NET ASSETS                                           100.0%       $127,779,557
                                                                                     ------------
                                                                                     ------------
             * Non-income producing security.
             # Variable rate demand notes are considered short-
               term obligations and are payable upon demand.
               Interest rates change periodically on specified
               dates. The rates listed are as of August 31,
               2000.

                     See notes to the financial statements.

JACOB INTERNET FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2000
--------------------------------------------------------------------------------

ASSETS:
    Investments, at value (cost $150,815,965)                 $123,339,889
    Cash                                                             3,619
    Receivable for investments sold                              4,185,791
    Receivable for capital shares sold                             834,840
    Interest receivable                                             14,989
    Other assets                                                    36,830
                                                              ------------
        Total Assets                                           128,415,958
                                                              ------------
LIABILITIES:
    Payable for investments purchased                              257,625
    Capital shares repurchased                                      66,401
    Payable to Adviser                                              58,273
    Accrued expenses and other liabilities                         254,102
                                                              ------------
        Total Liabilities                                          636,401
                                                              ------------

NET ASSETS                                                    $127,779,557
                                                              ------------
                                                              ------------
NET ASSETS CONSIST OF:
    Capital Stock                                             $235,844,265
    Accumulated net realized loss on investments               (80,588,632)
    Net unrealized depreciation on investments                 (27,476,076)
                                                              ------------
        Total Net Assets                                      $127,779,557
                                                              ------------
                                                              ------------
    Shares outstanding (20 billion shares of $0.001 par
      value authorized)                                         23,082,186
    Net asset value, redemption price and offering price per
      share                                                   $       5.54
                                                              ------------
                                                              ------------

                     See notes to the financial statements.

JACOB INTERNET FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD DECEMBER 14, 1999(1) TO AUGUST 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Interest income                                           $     588,216
                                                              -------------

EXPENSES
    Investment advisory fee                                       1,634,140
    Distribution expenses                                           457,559
    Administration fee                                               91,843
    Shareholder servicing and accounting costs                      450,435
    Custody fees                                                     39,886
    Federal and state registration                                  125,366
    Professional fees                                               111,424
    Reports to shareholders                                          29,956
    Directors' fees and expenses                                     44,991
    Other                                                            13,251
                                                              -------------
        Total operating expenses before reimbursements            2,998,851
    Less: Reimbursements from Adviser                              (393,086)
                                                              -------------
        Total expenses                                            2,605,765
                                                              -------------
NET INVESTMENT LOSS                                              (2,017,549)
                                                              -------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
    Net realized loss on investments                            (80,588,632)
    Change in unrealized appreciation/depreciation on
      investments                                               (27,476,076)
                                                              -------------
    Net realized and unrealized loss on investments            (108,064,708)
                                                              -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(110,082,257)
                                                              -------------
                                                              -------------

---------

(1) Commencement of Operations

                     See notes to the financial statements.

JACOB INTERNET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 FOR THE PERIOD
                                                              DECEMBER 14, 1999(1)
                                                               TO AUGUST 31, 2000
                                                               ------------------
OPERATIONS:
    Net investment loss                                           $ (2,017,549)
    Net realized loss on investments                               (80,588,632)
    Change in unrealized appreciation/depreciation on
      investments                                                  (27,476,076)
                                                                  ------------
        Net decrease in net assets resulting from operations      (110,082,257)
                                                                  ------------
CAPITAL SHARE TRANSACTIONS: (NOTE 3)
    Proceeds from shares sold                                      359,641,309
    Cost of shares redeemed                                       (121,879,495)
                                                                  ------------
        Net increase in net assets resulting from capital
          share transactions                                       237,761,814
                                                                  ------------

NET INCREASE IN NET ASSETS                                         127,679,557

NET ASSETS:
    Beginning of period                                                100,000
                                                                  ------------
    End of period                                                 $127,779,557
                                                                  ------------
                                                                  ------------

---------

(1) Commencement of operations.

                     See notes to the financial statements.

JACOB INTERNET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              DECEMBER 14, 1999(1)
                                                                    THROUGH
                                                                AUGUST 31, 2000
                                                                ---------------
PER SHARE DATA:
Net asset value, beginning of period                              $      10.00
                                                                  ------------

INCOME FROM INVESTMENT OPERATIONS:
    Net investment loss(2)                                               (0.09)
    Net realized and unrealized losses on investments                    (4.37)
                                                                  ------------
    Total from investment operations                                     (4.46)
                                                                  ------------

Net asset value, end of period                                    $       5.54
                                                                  ------------
                                                                  ------------

Total return(3)                                                        (44.60%)

SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period                                     $127,779,557

    Ratio of operating expenses to average net assets before
      reimbursement by Adviser(4)                                        2.30%

    Ratio of operating expenses to average net assets after
      reimbursement by Adviser(4)                                        2.00%

    Ratio of net investment loss to average net assets
      before reimbursement by Adviser(4)                                (1.85%)

    Ratio of net investment loss to average net assets after
      reimbursement by Adviser(4)                                       (1.55%)

    Portfolio turnover rate                                            195.24%

---------

(1) Commencement of operations.

(2) Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

(3) Not annualized for the period December 14, 1999 through August 31, 2000.

(4) Annualized for the period December 14, 1999 through August 31, 2000.

                     See notes to the financial statements.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS
AUGUST 31, 2000
--------------------------------------------------------------------------------

NOTE 1 -- DESCRIPTION OF FUND

Jacob Internet Fund, Inc. (the 'Corporation'), was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the '1940 Act'), as an open-end management investment company issuing its shares in series. The Corporation currently consists of one 'diversified' series, the Jacob Internet Fund (the 'Fund') and the authorized capital stock of the Fund consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Fund is long-term growth of capital. The Fund issued and sold 10,000 shares of its capital stock, at $10 per share on September 20, 1999. The Fund commenced operations on December 14, 1999.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.

   (a) Investment Valuation -- Investment securities traded on a national securities exchange are valued at their market value determined by their last price in the principal market in which these securities are normally traded, unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing asked and bid prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing asked and bid prices is used. Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available, securities are valued using methods which the Board of Directors believe in good faith accurately reflects their fair value.

   (b) Income Recognition -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

   (c) Securities Transactions -- Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined using the high cost method.

   (d) Distributions to Shareholders -- The Fund records distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed at least annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the difference arises.

   (e) Federal Income Taxes -- The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS  (CONTINUED)
AUGUST 31, 2000
--------------------------------------------------------------------------------

   each Fund's taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

   (f) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (g) Foreign Securities -- Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

NOTE 3 -- CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the period ended August 31, 2000 were as follows:

                                                               DECEMBER 14, 1999 --
                                                                 AUGUST 31, 2000
                                                            --------------------------
                                                              SHARES         AMOUNT
                                                              ------         ------
Sales                                                        38,402,017   $359,641,309
Redemptions                                                 (15,329,831)  (121,879,495)
                                                            -----------   ------------
Net Increase                                                 23,072,186   $237,761,814
                                                            -----------   ------------
                                                            -----------   ------------
SHARES OUTSTANDING:
    Beginning of period                                          10,000
                                                            -----------
    End of period                                            23,082,186
                                                            -----------
                                                            -----------

NOTE 4 -- INVESTMENT TRANSACTIONS

During the period December 14, 1999 to August 31, 2000, purchases and sales of investment securities (excluding short-term investments) for the Fund were $521,227,506 and $292,346,604, respectively.

The following information for the Fund is as of August 31, 2000:

     COST FOR          NET TAX         TAX BASIS          TAX BASIS
FEDERAL INCOME TAX    UNREALIZED    GROSS UNREALIZED   GROSS UNREALIZED
     PURPOSES        APPRECIATION     APPRECIATION       DEPRECIATION
     --------        ------------     ------------       ------------
   $171,931,719      $(51,063,019)    $12,546,426        $63,609,445

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS  (CONTINUED)
AUGUST 31, 2000
--------------------------------------------------------------------------------

The Jacob Internet Fund realized, on a tax basis, post October losses through August 31, 2000 of $55,870,688, which are not recognized for tax purposes until the first day of the following fiscal year.

NOTE 5 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Corporation has an Investment Advisory Agreement (the 'Agreement') with Jacob Asset Management of New York LLC (the 'Adviser'), with whom certain officers and Directors of the Board are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Corporation, on behalf of the Fund, compensates the Adviser for its management services based on an annual rate of 1.25% of the Fund's average daily net assets.

The Adviser has agreed to voluntarily defer receipt of all or part of its advisory fee and/or absorb the Funds' other expenses, including organization expenses, to the extent necessary to ensure that the Fund's operating expenses, do not exceed 2.00% of its average daily net assets.

To the extent that the Adviser defers or absorbs expenses, it may seek payment of such deferred fees or reimbursement of such absorbed expenses for three years after the year in which fees were deferred or expenses were absorbed. The Fund will make no such payment or reimbursement, however, if the total annual Fund operating expenses exceed the expense limits in effect at the time these payments or reimbursements are proposed.

Firstar Mutual Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Funds. Firstar Bank, N.A. serves as custodian for the Funds.

NOTE 6 -- DISTRIBUTION AND SERVICE PLAN

The Corporation, on behalf of the Fund, has adopted a distribution and service plan (the 'Plan'), pursuant to Rule 12b-1 under the Investment Company Act. The Plan provides that the Fund will compensate the Adviser up to 0.25% per annum of the Funds' average daily net assets for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Fund for providing servicing to their clients ('Shareholder Servicing'). The Plan also provides that Lepercq de Neuflize Securities, Inc. (the 'Distributor') is paid a fee equal to 0.10% of the Fund's average daily net assets on an annual basis to permit payments to broker-dealers and other financial institutions with which it has written agreements and whose clients are Fund shareholders for providing distribution assistance and promotional support to the Fund. The Fund incurred $457,559 in expenses pursuant to the 12b-1 Plan for the period from December 14, 1999 to August 31, 2000.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Directors and Shareholders of the JACOB INTERNET FUND, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Jacob Internet Fund, Inc. (the Fund), as of August 31, 2000, the related statements of operations and changes in net assets and the financial highlights for the period December 14, 1999 to August 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jacob Internet Fund, Inc. at August 31, 2000, and the results of its operations and changes in its net assets and the financial highlights for the period
December 14, 1999 to August 31, 2000, in conformity with accounting principles generally accepted in the United States.


                                                          Ernst & Young LLP

September 29, 2000

                               INVESTMENT ADVISOR
                     Jacob Asset Management of New York LLC

                        ADMINISTRATOR AND TRANSFER AGENT
                               AND DIVIDEND AGENT
                        Firstar Mutual Fund Services LLC

                          UNDERWRITER AND DISTRIBUTOR
                      Lepercq, de Neuflize Securities Inc.

                                   CUSTODIAN
                               Firstar Bank, N.A.

                              INDEPENDENT AUDITORS
                               Ernst & Young LLP

This report has been prepared for the information of shareholders of the Jacob Internet Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Fund's objectives, policies, management, records and other information.

                       JACOB ASSET MANAGEMENT OF NEW YORK LLC
                 1675 BROADWAY, 16TH FLOOR, NEW YORK, NY 10019
                           1-888-JACOB-FX (522-6239)
                             WWW. JACOBINTERNET.COM

                                 JACOB INTERNET
                                   FUND, INC.

                       J A C O B  I N T E R N E T  F U N D

                                     [LOGO]

                                     ANNUAL
                                     REPORT
                                 ---------------
                                 August 31, 2000